NOTES RECEIVABLE (Details Textual)	1 Months Ended		12 Months Ended
	Apr. 28, 2016	Apr. 28, 2014 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Apr. 16, 2017 USD ($)	Apr. 28, 2014 CAD ($)
Investment Income, Interest			$ 42,044	$ 38,324	$ 0
Accounts, Notes, Loans and Financing Receivable, Net, Noncurrent			235,525	597,876
Gain (Loss) on Sale of Notes Receivable			(249,110)	(83,517)	0
CWN Capital [Member]
Sale of Stock, Percentage of shares sold		23.80%
Non-Interest Bearing Promissory Notes [Member]
Receivable with Imputed Interest, Face Amount		$ 618,952					$ 831,031
Foreign Currency Transaction Loss, before Tax			$ 30,642	21,349	124,965
Receivable with Imputed Interest, Effective Yield (Interest Rate)	8.00%		17.09%
Receivable with Imputed Interest, Due Date	Apr. 28, 2018
Accounts, Notes, Loans and Financing Receivable, Net, Noncurrent			$ 271,452	$ 597,876	$ 582,384
Non-Interest Bearing Promissory Notes [Member] | Ningbo International Limited [Member] | Receivable on or bebore April 30,2017 [Member]
Financing Receivable, Net						$ 150,000
Non-Interest Bearing Promissory Notes [Member] | Ningbo International Limited [Member] | Recieved on or bebore Dec 31,2018 [Member]
Financing Receivable, Net						100,000
Non-Interest Bearing Promissory Notes [Member] | Ningbo International Limited [Member] | Recieved on or bebore Dec 31,2019 [Member]
Financing Receivable, Net						100,000
Non-Interest Bearing Promissory Notes [Member] | Ningbo International Limited [Member] | Recieved on or bebore Dec 31,2020 [Member]
Financing Receivable, Net						$ 481,031